Subsequent events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent events
24.	Subsequent events

Subsequent to December 31, 2025, the Company entered into the following transactions:

(a)	issued 15,047,619 common shares to satisfy the commitment to issue shares in the amount of $60,748. (Note 11(c)(x).

(b)	issued 125,418 common shares in conjunction with the cashless exercise of stock options.

(c)	issued 3,902,522 common shares in conjunction with the exercise of warrants and CDI options for proceeds totaling $4,913.

(d)	issued 86,444 common shares in conjunction with the settlement of RSUs per the Company’s RSU Plan.

(e)	granted 126,000 RSUs to employees of the Company under its RSU Plan, vesting over a 22-month period. The RSUs were issued with a value of US$9.17 per common share.

(f)	acquired additional land located adjacent to the Browns Lake property in Montana, USA for cash consideration totaling $741 (US$541).